Average Annual Total Returns		12 Months Ended	60 Months Ended	63 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	(0.23%)
Regan Total Return Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.85%	5.45%	6.83%
Performance Inception Date	Oct. 01, 2020
Regan Total Return Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.52%	3.01%	4.09%
Regan Total Return Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.69%	3.11%	4.05%
Regan Total Return Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.53%	5.19%	6.57%
Performance Inception Date	Oct. 01, 2020